UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Item 1. Schedule of Investments.

Horizons Korea KOSPI 200 ETF	October 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 99.9%
Consumer Discretionary 16.7%
Cheil Industries, Inc. *	699	95,048
Cheil Worldwide, Inc. *	675	11,843
Chokwang Leather Co., Ltd. *	15	656
Coway Co., Ltd.	420	31,392
Daekyo Co., Ltd.	213	1,710
Dong Ah Tire & Rubber Co., Ltd.	78	1,707
Global & Yuasa Battery Co., Ltd.	69	2,470
Grand Korea Leisure Co., Ltd.	255	7,114
Halla Visteon Climate Control Corp.	312	12,290
Handsome Co., Ltd.	114	3,885
Hanil E-Hwa Co., Ltd.	51	548
Hankook Tire Co., Ltd.	621	23,833
Hansae Co., Ltd.	135	6,656
Hanssem Co., Ltd.	78	15,978
Hotel Shilla Co., Ltd.	279	26,923
Huvis Corp.	114	849
Hwashin Co., Ltd.	132	681
Hyundai Department Store Co., Ltd.	126	13,872
Hyundai Livart Co., Ltd.	84	3,707
Hyundai Mobis Co., Ltd.	552	116,220
Hyundai Motor Co.	1,260	172,436
Hyundai Wia Corp.	117	13,703
Ilshin Spinning Co., Ltd.	9	1,247
Kangwon Land, Inc.	1,137	42,192
KIA Motors Corp.	2,112	103,386
Kumho Tire Co., Inc. *	990	5,993
Kyungbang, Ltd.	9	1,516
LF Corp.	159	4,415
LG Electronics, Inc.	852	36,699
Lotte Shopping Co., Ltd.	78	15,875
Mando Corp.	51	2,546
Motonic Corp.	69	760
Nexen Tire Corp.	324	3,752
S&T Motiv Co., Ltd.	66	4,198
Sejong Industrial Co., Ltd.	75	727
Shinsegae Co., Ltd.	63	12,850
SL Corp.	99	1,476
Ssangyong Motor Co., Ltd. *	345	2,506
The Basic House Co., Ltd. *	96	821
Youngone Corp.	180	7,564

		812,044

Consumer Staples 9.7%
Able C&C Co., Ltd.	82	1,777
Amorepacific Corp.	264	87,428
Amorepacific Group	231	32,627
Binggrae Co., Ltd.	48	2,876
CJ Cheiljedang Corp.	66	20,266
Cosmax, Inc.	57	9,626
Crown Confectionery Co., Ltd.	6	3,084
Daesang Corp.	174	4,747
Dongwon F&B Co., Ltd.	9	2,973
E-Mart Co., Ltd.	174	32,437
FARMSCO *	120	1,626
GS Retail Co., Ltd.	225	11,369
Hite Jinro Co., Ltd.	264	5,304
Hyundai Greenfood Co., Ltd.	450	9,415
Korea Kolmar Co., Ltd.	129	10,162
KT&G Corp.	882	88,208
LG Household & Health Care, Ltd.	75	62,308
Lotte Chilsung Beverage Co., Ltd.	4	7,835
Lotte Confectionery Co., Ltd.	6	10,469
Lotte Food Co., Ltd.	6	4,732
Muhak Co., Ltd. *	117	4,927

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Consumer Staples, Continued
Namyang Dairy Products Co., Ltd.	3	2,213
Nongshim Co., Ltd.	27	8,740
Orion Corp.	30	25,266
Ottogi Corp.	12	11,044
Sam Lip General Foods Co., Ltd.	18	4,453
Samyang Corp.	33	4,646

		470,558

Energy 2.1%
GS Holdings Corp.	429	18,893
Hankook Shell Oil Co., Ltd.	6	2,669
SK Innovation Co., Ltd. *	555	57,696
S-Oil Corp.	372	22,289

		101,547

Financials 13.4%
BS Financial Group, Inc.	1,729	21,235
Daewoo Securities Co., Ltd.	1,503	14,636
Dongbu Insurance Co., Ltd.	354	21,242
Hana Financial Group, Inc.	2,320	56,580
Hankook Tire Worldwide Co., Ltd.	195	3,156
Hanwha Life Insurance Co., Ltd.	3,633	27,059
Hyundai Securities Co., Ltd.	1,188	7,212
Industrial Bank of Korea	2,292	28,150
KB Financial Group, Inc.	2,943	93,333
Korea Investment Holdings Co., Ltd.	351	18,783
Mirae Asset Securities Co., Ltd. +	240	5,379
Samsung Card Co., Ltd.	291	9,854
Samsung Fire & Marine Insurance Co., Ltd.	285	79,881
Samsung Life Insurance Co., Ltd.	801	76,594
Samsung Securities Co., Ltd.	480	20,339
Shinhan Financial Group Co., Ltd.	3,486	133,184
Woori Bank	2,511	21,852
Woori Investment & Securities Co., Ltd.	1,312	11,625

		650,094

Health Care 1.8%
Bukwang Pharmaceutical Co., Ltd.	201	4,435
Chong Kun Dang Pharmaceutical Corp.	57	3,190
Daewoong Pharmaceutical Co., Ltd.	45	3,008
Dong-A Socio Holdings Co., Ltd.	30	4,277
Dong-A ST Co., Ltd.	45	4,915
Green Cross Corp.	48	7,643
Hanmi Pharmaceuticals Co., Ltd. *	51	23,131
Il Dong Pharmaceutical Co., Ltd.	135	3,061
Il Yang Pharmaceutical Co., Ltd. *	96	4,725
Kwang Dong Pharmaceutical Co., Ltd.	285	2,913
LG Life Sciences, Ltd. *	96	5,188
Suheung Co., Ltd.	48	2,101
Yuhan Corp.	69	17,130
Yungjin Pharmaceutical Co., Ltd. *	744	1,488

		87,205

Industrials 9.0%
CJ Corp.	108	22,739
CJ Korea Express Corp. *	75	12,830
Daelim Industrial Co., Ltd.	234	15,355
Daewoo Engineering & Construction Co., Ltd. *	1,740	9,937
Daewoo International Corp.	333	5,828
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	867	5,279
Doosan Corp.	60	5,816
Doosan Engine Co., Ltd. *	321	1,081

See accompanying notes to schedule of portfolio investments.

Horizons Korea KOSPI 200 ETF	October 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, Continued
Doosan Heavy Industries & Construction Co., Ltd.	489	8,837
Doosan Infracore Co., Ltd. *	1,041	5,717
Hanjin Heavy Industries & Construction Co., Ltd. *	522	2,042
Hyundai Development Co. Engineering & Construction	537	21,695
Hyundai Elevator Co., Ltd. *	102	4,689
Hyundai Engineering & Construction Co., Ltd.	606	18,394
Hyundai Glovis Co., Ltd.	153	26,375
Hyundai Heavy Industries Co., Ltd. *	396	33,072
Hyundai Merchant Marine Co., Ltd. *	990	5,176
Hyundai Mipo Dockyard Co., Ltd. *	84	5,291
Hyundai Rotem Co., Ltd. *	384	5,491
IS Dongseo Co., Ltd.	75	2,809
KCC Corp.	42	15,052
KEPCO Engineering & Construction Co., Inc.	81	2,430
KEPCO Plant Service & Engineering Co., Ltd.	186	16,970
Korea Aerospace Industries, Ltd.	558	44,057
Korea Electric Terminal Co., Ltd.	60	5,190
Korean Air Lines Co., Ltd. *	331	8,958
LG Corp.	762	44,120
LG Hausys, Ltd.	54	8,053
LG International Corp.	228	6,991
LS Corp.	147	4,991
LS Industrial Systems Co., Ltd.	138	6,017
S&T Dynamics Co., Ltd.	162	1,968
S-1 Corp.	207	17,978
Samsung Engineering Co., Ltd. *	267	4,263
Samsung Heavy Industries Co., Ltd.	1,236	14,421
Samsung Techwin Co., Ltd. *	312	10,209
Samyang Corp.	12	1,090
SK Networks Co., Ltd.	1,245	7,743

		438,954

Information Technology 32.5%
Daeduck Electronics Co., Ltd.	285	1,838
Dongwon Systems Corp.	30	2,092
Hanmi Semiconductor Co., Ltd.	93	881
Hansol Technics Co., Ltd. *	148	3,259
Iljin Materials Co., Ltd. *	132	958
LG Display Co., Ltd.	1,866	35,359
LG Innotek Co., Ltd.	96	7,807
Naver Corp.	213	112,115
NCsoft Corp.	141	23,440
Samsung Electro-Mechanics Co., Ltd.	480	27,455
Samsung Electronics Co., Ltd.	897	1,079,643
Samsung SDI Co., Ltd.	408	38,118
Samsung SDS Co., Ltd.	253	56,930
Sindoh Co., Ltd.	45	2,404
SK C&C Co., Ltd.	267	62,540
SK Hynix, Inc.	4,758	128,143

		1,582,982

Materials 8.6%
Dongkuk Steel Mill Co., Ltd. *	387	2,322
Foosung Co., Ltd. *	354	1,297
Hanil Cement Co., Ltd.	36	3,711
Hansol Chemical Co., Ltd.	69	4,056
Hansol Paper Co., Ltd.	253	1,594
Hanwha Chemical Corp.	744	14,522

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Materials, Continued
Hanwha Corp.	375	12,353
Huchems Fine Chemical Corp.	204	3,356
Hyosung Corp.	192	19,707
Hyundai Steel Co.	606	27,698
KISWIRE, Ltd.	46	1,665
Kolon Industries, Inc.	135	7,355
Korea Petrochemical Industrial Co., Ltd.	21	3,261
Korea Zinc Co., Ltd.	69	28,692
Kukdo Chemical Co., Ltd.	36	1,939
Kumho Petro Chemical Co., Ltd.	153	7,785
LG Chem, Ltd.	372	99,371
Lock & Lock Co., Ltd.	138	1,483
Lotte Chemical Corp.	129	27,216
Moorim P&P Co., Ltd.	288	1,359
Namhae Chemical Corp.	186	1,640
OCI Co., Ltd.	129	9,302
Poongsan Corp.	165	3,727
POSCO	594	94,840
Samkwang Glass	21	1,765
Samsung Fine Chemicals Co., Ltd.	141	4,645
SeAH Besteel Corp.	105	2,648
SeAH Steel Corp.	21	1,177
SK Chemicals Co., Ltd.	120	7,116
SKC Co., Ltd.	168	5,667
Ssangyong Cement Industrial Co., Ltd. *	468	7,411
Taekwang Industrial Co., Ltd.	3	2,921
Unid Co., Ltd.	32	1,435
Young Poong Corp.	3	3,295

		418,331

Telecommunication Services 3.4%
KT Corp. *	1,779	46,118
LG Uplus Corp.	2,376	22,824
SK Telecom Co., Ltd.	453	95,774

		164,716

Utilities 2.7%
Korea Electric Power Corp.	2,622	118,230
Korea Gas Corp.	309	11,548

		129,778

TOTAL SOUTH KOREA COMMON STOCKS (Cost $5,142,954)		4,856,209

SOUTH KOREA RIGHTS (NM)
Financials 0.0%(NM)
Mirae Asset Securities Co., Ltd. , 11/6/15 +	209	495

Materials 0.0%(NM)
SK Chemicals Co., Ltd. , 12/7/15	16	135

TOTAL SOUTH KOREA RIGHTS (Cost $—)		630

TOTAL INVESTMENTS (Cost $5,142,954) — 99.9%		4,856,839
Other Net Assets (Liabilities) 0.1%		5,998

NET ASSETS 100.0%		$4,862,837

*	Non-income producing security
+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.
(NM)	Not meaningful, amount less than 0.05%.

See accompanying notes to schedule of portfolio investments.

Horizons Korea KOSPI 200 ETF	October 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

The Horizons KOSPI 200 ETF was invested in the following sectors as of October 31, 2015:

	Value	% of Net Assets
Information Technology	$1,582,982	32.5%
Consumer Discretionary	812,044	16.7%
Financials	650,589	13.4%
Consumer Staples	470,558	9.7%
Industrials	438,954	9.0%
Materials	418,466	8.6%
Telecommunication Services	164,716	3.4%
Utilities	129,778	2.7%
Energy	101,547	2.1%
Health Care	87,205	1.8%
Other Net Assets (Liabilities)	5,998	0.1%

Total	$4,862,837	100.0%

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	October 31, 2015
Notes to Schedule of Portfolio Investments	(Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of October 31, 2015, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The preparation of the Schedule of Portfolio Investments is in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 964, “Financial Services—Investment Companies.” Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Horizons ETF Trust	October 31, 2015
Notes to Schedule of Portfolio Investments (Continued)	(Unaudited)

• Level 1 -	Quoted prices in active markets for identical assets

• Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 -	Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2015, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Level 3	Total Investments
Investment Securities
South Korea Common Stocks	$4,856,209	$—	$—	$4,856,209
Rights	630	—	—	630

Total Investments	$4,856,839	$—	$—	$4,856,839

Please refer to the Schedule of Portfolio Investments to view securities segregated by sector. The Fund’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period.

As of October 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period.

For the period ended October 31, 2015, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated to U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated to U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are present. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which the Fund is subject is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Horizons ETF Trust	October 31, 2015
Notes to Schedule of Portfolio Investments (Concluded)	(Unaudited)

Market Risk: Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Country Concentration Risk: To the extent that the Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax Information

At October 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Korea Fund	$5,161,928	$294,970	$(600,059)	$(305,089)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date    December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date    December 23, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date    December 23, 2015